CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 411.7	13,474.0	8,223.0	5,773.0
Foreign currency translation adjustment:
Foreign currency gains/ (losses), net of tax, nil	31.4	1,027.0	(867.0)	1,680.0
Reclassification translation adjustment, net of tax, nil	1.6	54.0
Foreign currency translation adjustment, including reclassification	33.0	1,081.0	(867.0)	1,680.0
Total other comprehensive income/ (loss)	33.0	1,081.0	(867.0)	1,680.0
Comprehensive income	$ 444.7	14,555.0	7,356.0	7,453.0